Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Boeing Co. (The)	14,873	$2,726,221
General Dynamics Corp.	7,066	1,056,085
L3Harris Technologies Inc.	6,002	1,018,359
Lockheed Martin Corp.	6,898	2,517,218
Northrop Grumman Corp.	4,354	1,338,594
Raytheon Technologies Corp.	39,750	2,449,395

		11,105,872

Air Freight & Logistics — 0.5%
FedEx Corp.	6,715	941,577
United Parcel Service Inc., Class B	19,666	2,186,466

		3,128,043

Automobiles — 0.9%
General Motors Co.	34,957	884,412
Tesla Inc.(a)	4,125	4,454,216

		5,338,628

Banks — 3.8%
Bank of America Corp.	215,694	5,122,733
Citigroup Inc.	58,063	2,967,019
JPMorgan Chase & Co.	84,467	7,944,966
PNC Financial Services Group Inc. (The)	11,821	1,243,687
Truist Financial Corp.	37,544	1,409,777
U.S. Bancorp.	37,886	1,394,963
Wells Fargo & Co.	104,573	2,677,069

		22,760,214

Beverages — 2.0%
Coca-Cola Co. (The)	107,801	4,816,549
Constellation Brands Inc., Class A	4,425	774,154
Keurig Dr Pepper Inc.	9,505	269,942
Monster Beverage Corp.(a)	10,283	712,817
PepsiCo Inc.	38,704	5,118,991

		11,692,453

Biotechnology — 2.7%
AbbVie Inc.	49,126	4,823,191
Amgen Inc.	16,415	3,871,642
Biogen Inc.(a)	4,533	1,212,804
Gilead Sciences Inc.	35,014	2,693,977
Regeneron Pharmaceuticals Inc.(a)	2,695	1,680,737
Vertex Pharmaceuticals Inc.(a)	7,235	2,100,393

		16,382,744

Capital Markets —2.3%
Bank of New York Mellon Corp. (The)	22,249	859,924
BlackRock Inc.(b)	4,106	2,234,033
Charles Schwab Corp. (The)	32,198	1,086,360
CME Group Inc.	9,895	1,608,333
Goldman Sachs Group Inc. (The)	9,235	1,825,021
Intercontinental Exchange Inc.	15,050	1,378,580
Moody’s Corp.	4,526	1,243,428
Morgan Stanley	30,739	1,484,694
S&P Global Inc.	6,716	2,212,788

		13,933,161

Chemicals — 1.5%
Air Products & Chemicals Inc.	6,148	1,484,496
Dow Inc.(a)	20,674	842,672
DuPont de Nemours Inc.	20,487	1,088,474
Ecolab Inc.	6,930	1,378,724
Linde PLC	14,648	3,106,987

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	2,297	$1,327,322

		9,228,675

Commercial Services & Supplies — 0.2%
Waste Management Inc.	11,766	1,246,137

Communications Equipment — 0.9%
Cisco Systems Inc.	118,413	5,522,782

Consumer Finance — 0.4%
American Express Co.	18,229	1,735,401
Capital One Financial Corp.	12,611	789,322

		2,524,723

Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	54,365	9,704,696

Diversified Telecommunication Services — 2.1%
AT&T Inc.	198,853	6,011,326
Verizon Communications Inc.	115,547	6,370,106

		12,381,432

Electric Utilities — 1.4%
American Electric Power Co. Inc.	13,775	1,097,041
Duke Energy Corp.	20,533	1,640,381
Exelon Corp.	27,260	989,265
NextEra Energy Inc.	13,647	3,277,600
Southern Co. (The)	29,523	1,530,768

		8,535,055

Electrical Equipment — 0.3%
Eaton Corp. PLC	11,145	974,964
Emerson Electric Co.	16,587	1,028,892

		2,003,856

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	38,504	708,089

Entertainment — 2.3%
Activision Blizzard Inc.	21,221	1,610,674
Electronic Arts Inc.(a)	7,951	1,049,930
Netflix Inc.(a)	11,860	5,396,774
Walt Disney Co. (The)	50,398	5,619,881

		13,677,259

Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	12,299	3,179,784
Crown Castle International Corp.	11,581	1,938,080
Digital Realty Trust Inc.	7,445	1,058,009
Equinix Inc.	2,448	1,719,230
Prologis Inc.	20,519	1,915,038
Public Storage	4,174	800,949
SBA Communications Corp.	3,079	917,296

		11,528,386

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	12,305	3,730,999
Sysco Corp.	13,597	743,212
Walgreens Boots Alliance Inc.	20,420	865,604
Walmart Inc.	38,858	4,654,411

		9,994,226

Food Products — 0.6%
General Mills Inc.	16,911	1,042,563
Kraft Heinz Co. (The)	18,032	575,041
Mondelez International Inc., Class A	39,371	2,013,039

		3,630,643

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	48,198	$4,406,743
Baxter International Inc.	14,191	1,221,845
Becton Dickinson and Co.	7,525	1,800,507
Boston Scientific Corp.(a)	38,796	1,362,128
Danaher Corp.	17,456	3,086,744
DexCom Inc.(a)	2,561	1,038,229
Edwards Lifesciences Corp.(a)	17,189	1,187,932
Intuitive Surgical Inc.(a)	3,230	1,840,551
Medtronic PLC	37,404	3,429,947
Stryker Corp.	9,681	1,744,419

		21,119,045

Health Care Providers & Services — 2.8%
Anthem Inc.	7,038	1,850,853
Centene Corp.(a)	16,003	1,016,991
Cigna Corp.(a)	10,092	1,893,764
CVS Health Corp.	36,400	2,364,908
HCA Healthcare Inc.	7,427	720,864
Humana Inc.	3,683	1,428,083
UnitedHealth Group Inc.	26,322	7,763,674

		17,039,137

Hotels, Restaurants & Leisure — 1.3%
Las Vegas Sands Corp.	9,131	415,826
Marriott International Inc./MD, Class A	7,484	641,603
McDonald’s Corp.	20,760	3,829,597
Starbucks Corp.	32,592	2,398,445
Yum! Brands Inc.	8,393	729,436

		8,014,907

Household Products — 1.9%
Colgate-Palmolive Co.	23,493	1,721,097
Kimberly-Clark Corp.	9,467	1,338,161
Procter & Gamble Co. (The)	67,958	8,125,738

		11,184,996

Industrial Conglomerates — 1.3%
3M Co.	15,668	2,444,051
General Electric Co.	242,115	1,653,646
Honeywell International Inc.	19,579	2,830,928
Roper Technologies Inc.	2,901	1,126,342

		8,054,967

Insurance — 1.6%
Aflac Inc.	19,779	712,637
Allstate Corp. (The)	8,733	847,013
American International Group Inc.	24,017	748,850
Aon PLC, Class A	6,393	1,231,292
Chubb Ltd.	12,532	1,586,802
Marsh & McLennan Companies Inc.	14,105	1,514,454
MetLife Inc.	21,434	782,770
Progressive Corp. (The)	16,245	1,301,387
Travelers Companies Inc. (The)	7,045	803,482

		9,528,687

Interactive Media & Services — 6.5%
Alphabet Inc., Class A(a)	8,370	11,869,079
Alphabet Inc., Class C, NVS(a)	8,263	11,680,659
Facebook Inc., Class A(a)	66,963	15,205,288

		38,755,026

Internet & Direct Marketing Retail — 5.9%
Amazon.com Inc.(a)	11,824	32,620,288
Booking Holdings Inc.(a)	1,139	1,813,675

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	18,595	$975,308

		35,409,271

IT Services — 6.3%
Accenture PLC, Class A	17,773	3,816,218
Automatic Data Processing Inc.	11,982	1,784,000
Cognizant Technology Solutions Corp., Class A	15,053	855,311
Fidelity National Information Services Inc.	17,196	2,305,812
Fiserv Inc.(a)	15,558	1,518,772
Global Payments Inc.	8,298	1,407,507
International Business Machines Corp.	24,773	2,991,835
Mastercard Inc., Class A	24,601	7,274,516
PayPal Holdings Inc.(a)	32,749	5,705,858
Square Inc., Class A(a)	10,067	1,056,431
Visa Inc., Class A	47,082	9,094,830

		37,811,090

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	4,091	1,515,102
Thermo Fisher Scientific Inc.	11,013	3,990,450

		5,505,552

Machinery — 0.8%
Caterpillar Inc.	15,105	1,910,782
Deere & Co.	7,858	1,234,885
Illinois Tool Works Inc.	8,775	1,534,309

		4,679,976

Media — 1.2%
Charter Communications Inc., Class A(a)	4,169	2,126,357
Comcast Corp., Class A	126,362	4,925,591

		7,051,948

Metals & Mining — 0.2%
Newmont Corp.	22,377	1,381,556
Southern Copper Corp.	2,267	90,159

		1,471,715

Multi-Utilities — 0.5%
Dominion Energy Inc.	23,377	1,897,745
Sempra Energy	8,166	957,300

		2,855,045

Multiline Retail — 0.5%
Dollar General Corp.	7,016	1,336,618
Target Corp.	13,934	1,671,105

		3,007,723

Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	52,131	4,651,649
ConocoPhillips	29,940	1,258,079
EOG Resources Inc.	16,341	827,835
Exxon Mobil Corp.	118,018	5,277,765
Kinder Morgan Inc./DE	54,190	822,062
Phillips 66	12,155	873,944
Valero Energy Corp.	11,352	667,725

		14,379,059

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	6,200	1,169,816

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	63,131	3,712,103
Eli Lilly & Co.	23,488	3,856,260
Johnson & Johnson	73,533	10,340,946
Merck & Co. Inc.	70,447	5,447,666
Pfizer Inc.	155,072	5,070,854

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	13,252	$1,816,054

		30,243,883

Road & Rail — 1.2%
CSX Corp.	21,261	1,482,742
Norfolk Southern Corp.	7,135	1,252,692
Uber Technologies Inc.(a)	38,015	1,181,506
Union Pacific Corp.	18,930	3,200,495

		7,117,435

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	32,510	1,710,351
Analog Devices Inc.	10,253	1,257,428
Applied Materials Inc.	25,543	1,544,074
Broadcom Inc.	10,886	3,435,731
Intel Corp.	118,200	7,071,906
Lam Research Corp.	4,041	1,307,102
Micron Technology Inc.(a)	31,125	1,603,560
NVIDIA Corp.	16,472	6,257,878
Qualcomm Inc.	31,382	2,862,352
Texas Instruments Inc.	25,597	3,250,051

		30,300,433

Software — 10.8%
Adobe Inc.(a)	13,414	5,839,248
Atlassian Corp. PLC, Class A(a)	3,481	627,520
Autodesk Inc.(a)	6,111	1,461,690
Intuit Inc.	7,010	2,076,292
Microsoft Corp.	208,824	42,497,772
Oracle Corp.	55,036	3,041,840
salesforce.com Inc.(a)	24,151	4,524,207
ServiceNow Inc.(a)	5,307	2,149,653
VMware Inc., Class A(a)	2,210	342,241
Workday Inc., Class A(a)	4,781	895,768
Zoom Video Communications Inc., Class A(a)	4,655	1,180,229

		64,636,460

Specialty Retail — 2.1%
Home Depot Inc. (The)	29,955	7,504,027
Lowe’s Companies Inc.	21,076	2,847,789
Ross Stores Inc.	9,729	829,300
TJX Companies Inc. (The)	33,408	1,689,109

		12,870,225

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	114,053	$41,606,535
Dell Technologies Inc., Class C(a)	4,211	231,352

		41,837,887

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	33,774	3,311,541

Tobacco — 0.8%
Altria Group Inc.	51,854	2,035,270
Philip Morris International Inc.	43,389	3,039,833

		5,075,103

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	14,782	1,539,545

Total Common Stocks — 99.8% (Cost: $545,051,406)		598,997,546

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	10,660	1,791

Total Rights — 0.0% (Cost: $3,944)		1,791

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(b)(c)	725,000	725,000

Total Short-Term Investments — 0.1% (Cost: $725,000)		725,000

Total Investments in Securities — 99.9% (Cost: $545,780,350)		599,724,337

Other Assets, Less Liabilities — 0.1%		457,255

Net Assets — 100.0%		$600,181,592

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$6,133	(c)	$1,884	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	625,000	100,000	(b)	—	725,000	725,000	435		—	—
BlackRock Inc.	2,488	1,804		(186)	4,106	2,234,033	15,017		18,764	330,001

						$2,959,033	$21,585		$20,648	$330,001

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	6	09/18/20	$927	$6,859

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$598,997,546	$—	$—	$598,997,546
Rights	1,791	—	—	1,791
Money Market Funds	725,000	—	—	725,000

	$599,724,337	$—	$—	$599,724,337

Derivative financial instruments(a)
Assets
Futures Contracts	$6,859	$—	$—	$6,859

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4